UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    KOKUSAI Asset Management Co., Ltd.
Address: 3-1-1, Marunouchi Chiyoda-ku
         Tokyo, Japan 100-0005

13F File Number: 28-13569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keiichiro Goda
Title:   Senior Manager
Phone:   +81-3-5221-6268

Signature, Place and Date of Signing:

/s/Keiichiro Goda,   Tokyo,  November 4 2009

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         32

Form 13F Information Table Value Total: $237,396(thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed , other than the manager filing this report.


No.       13F File Number               Name
01        28-13582                        Mitsubishi UFJ Financial Group, Inc.
02        28-13570                        Mitsubishi UFJ Securities Co., Ltd.


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


                           FORM 13F INFORMATION TABLE
                                                             VALUE   	SHARES/ SH/  PUT/      INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP        (x$1000) 	PRN AMT PRN  CALL      DSCRETN   MANSGERS    SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AFLAC INC                  	COM           	001055102	4210 	98500 	SH	  	DEFINED	01 02	98500 	0	0
AT&T INC                   	COM           	00206R102	9180 	339877	SH	  	DEFINED	01 02	339877	0	0
ALTRIA GROUP INC           	COM           	02209S103	9772 	548700	SH	  	DEFINED	01 02	548700	0	0
AMERICAN ELEC PWR INC      	COM           	025537101	5307 	171264	SH	  	DEFINED	01 02	171264	0	0
ANALOG DEVICES INC         	COM           	032654105	4432 	160700	SH	  	DEFINED	01 02	160700	0	0
BAKER HUGHES INC           	COM           	057224107	3413 	80000 	SH	  	DEFINED	01 02	80000 	0	0
BANK OF AMERICA CORPORATION	COM           	060505104	5915 	349600	SH	  	DEFINED	01 02	349600	0	0
COMCAST CORP               	CL A          	20030N101	8154 	482800	SH	  	DEFINED	01 02	482800	0	0
EXELON CORP                	COM           	30161N101	7016 	141400	SH	  	DEFINED	01 02	141400	0	0
FIRSTENERGY CORP           	COM           	337932107	4901 	107200	SH	  	DEFINED	01 02	107200	0	0
FORTUNE BRANDS INC         	COM           	349631101	4805 	111800	SH	  	DEFINED	01 02	111800	0	0
GENERAL ELECTRIC CO        	COM           	369604103	7938 	483451	SH	  	DEFINED	01 02	483451	0	0
HDFC BANK LTD              	ADR REPS 3 SHS	40415F101	8523 	72000 	SH	  	DEFINED	01 02	72000 	0	0
HALLIBURTON CO             	COM           	406216101	5429 	200200	SH	  	DEFINED	01 02	200200	0	0
INFOSYS TECHNOLOGIES LTD   	SPONSORED ADR 	456788108	7516 	155000	SH	  	DEFINED	01 02	155000	0	0
INTEL CORP                 	COM           	458140100	11900	608090	SH	  	DEFINED	01 02	608090	0	0
JPMORGAN CHASE & CO        	COM           	46625H100	8342 	190368	SH	  	DEFINED	01 02	190368	0	0
LAUDER ESTEE COS INC       	CL A          	518439104	5421 	146200	SH	  	DEFINED	01 02	146200	0	0
MDU RES GROUP INC          	COM           	552690109	3882 	186200	SH	  	DEFINED	01 02	186200	0	0
MARATHON OIL CORP          	COM           	565849106	5346 	167600	SH	  	DEFINED	01 02	167600	0	0
MERCK & CO INC             	COM           	589331107	8973 	283692	SH	  	DEFINED	01 02	283692	0	0
MICROSOFT CORP             	COM           	594918104	14355	554447	SH	  	DEFINED	01 02	554447	0	0
MORGAN STANLEY             	COM           	617446448	7658 	248000	SH	  	DEFINED	01 02	248000	0	0
PACCAR INC                 	COM           	693718108	5977 	158500	SH	  	DEFINED	01 02	158500	0	0
PENNEY J C INC             	COM           	708160106	8016 	237500	SH	  	DEFINED	01 02	237500	0	0
PEPCO HOLDINGS INC         	COM           	713291102	5854 	393430	SH	  	DEFINED	01 02	393430	0	0
PFIZER INC                 	COM           	717081103	11600	700900	SH	  	DEFINED	01 02	700900	0	0
PITNEY BOWES INC           	COM           	724479100	8036 	323400	SH	  	DEFINED	01 02	323400	0	0
REPUBLIC SVCS INC          	COM           	760759100	8162 	307200	SH	  	DEFINED	01 02	307200	0	0
SUNOCO INC                 	COM           	86764P109	8009 	281500	SH	  	DEFINED	01 02	281500	0	0
SYSCO CORP                 	COM           	871829107	8755 	352318	SH	  	DEFINED	01 02	352318	0	0
WELLS FARGO & CO           	COM           	949746101	10599	376120	SH	  	DEFINED	01 02	376120	0	0